Subsequent Event (Details) - Subsequent Event - Investment in Beijing Che Mai Technology Co., Ltd. ¥ in Millions	Feb. 28, 2023 CNY (¥) shares
Subsequent Event
Investment subscribed newly issued ordinary shares | shares	332,507
Total consideration | ¥	¥ 3.0
Investment ownership percentage	3.00%